Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
IntangibleAssets [Abstract]
Intangible Assets, Net
9	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Computer software	5,596	10,450	1,640
Accumulated amortization	(2,139)	(5,300)	(832)

	3,457	5,150	808

Amortization expenses recognized for the years ended December 31, 2019, 2020 and 2021 were RMB540, RMB852 and RMB3,162 (US$497), respectively. As of December 31, 2021, estimated amortization expenses of the existing intangible assets for each of the next five years was RMB3,277, RMB1,521, RMB352, nil and nil, respectively.